Basis of Presentation and General Information (Heidmar Maritime Holdings Corp.) - Additional Information (Details) - Heidmar Maritime Holdings Corp. - USD ($)	Feb. 19, 2025	May 07, 2024	Dec. 31, 2024
Basis of Presentation and General Information [LineItems]
Share capital of registered shares		100
Par value		$ 0.001	$ 0.001
Shares issued, consideration		$ 0
Working capital deficit			$ 915,995
Subsequent Event
Basis of Presentation and General Information [LineItems]
Issuance of common shares, shares	57,102,585
Par value	$ 0.001
Subsequent Event | Business Combination Agreement
Basis of Presentation and General Information [LineItems]
Issuance of common shares, shares	3,212,365
Par value	$ 0.001
Number of shares to be issued by financial advisor	1,413,462
Number of shares to be issued by Shareholders	52,476,758